Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 40	$ 60	$ 122	$ 178
Net interest (income) expense on net defined benefit (asset) liability	(17)	(7)	(49)	(21)
Past service cost (income)		(1)	(1)	(1)
Gain on settlement				(1)
Administrative expenses	3	1	7	3
Benefits expense	26	53	79	158
Defined contribution expense	63	37	207	138
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	183	151	577	497
Pension Plans [member] | Canada And Quebec [member]
Disclosure of defined benefit plans [line items]
Government pension plans expense	94	61	291	201
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	1	2	4	6
Net interest (income) expense on net defined benefit (asset) liability	11	8	32	26
Benefits expense	12	10	36	32
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	$ 12	$ 10	$ 36	$ 32